Investment Portfolioas of September 30, 2024 (Unaudited)
DWS CROCI® International VIP
	Shares	Value ($)

Common Stocks 98.5%
Australia 3.1%
BHP Group Ltd.	54,939	1,736,312
BlueScope Steel Ltd.	43,062	660,151
(Cost $1,793,076)		2,396,463
Denmark 0.3%
Pandora A/S (Cost $182,801)	1,173	193,385
Finland 1.6%
Fortum Oyj (a)	16,282	268,415
Nokia Oyj	223,316	973,717
(Cost $1,082,978)		1,242,132
France 9.3%
Cie de Saint-Gobain SA	5,731	521,472
Cie Generale des Etablissements Michelin SCA	9,469	384,315
Credit Agricole SA	115,755	1,772,684
Engie SA	14,020	242,230
Sanofi SA	14,399	1,656,860
Television Francaise 1 SA	165,390	1,470,850
TotalEnergies SE	6,634	431,678
Vivendi SE	50,936	589,089
(Cost $5,470,704)		7,069,178
Germany 5.1%
Brenntag SE	14,247	1,062,917
Deutsche Post AG	15,649	697,761
Infineon Technologies AG	61,697	2,167,193
(Cost $3,310,032)		3,927,871
Hong Kong 1.8%
Hong Kong & China Gas Co., Ltd.	1,153,000	941,780
Yue Yuen Industrial Holdings Ltd.	234,000	441,875
(Cost $1,359,390)		1,383,655
Israel 0.9%
Teva Pharmaceutical Industries Ltd. (ADR)* (Cost $326,231)	39,811	717,394
Italy 2.5%
Intesa Sanpaolo SpA	170,310	729,621
UniCredit SpA	26,497	1,165,306
(Cost $777,871)		1,894,927
Japan 26.6%
Kansai Electric Power Co., Inc.	31,300	516,260
Komatsu Ltd.	31,800	885,818
Nintendo Co., Ltd.	41,500	2,210,541

Nitto Denko Corp.	30,000	504,214
Ono Pharmaceutical Co., Ltd. (a)	175,500	2,347,669
Otsuka Holdings Co., Ltd.	38,600	2,191,668
Sekisui House Ltd.	82,000	2,279,264
Seven & i Holdings Co., Ltd.	75,200	1,134,620
Shionogi & Co., Ltd.	227,700	3,259,833
Sony Group Corp.	100,500	1,954,606
Subaru Corp.	55,900	985,921
Takeda Pharmaceutical Co., Ltd.	68,900	1,974,247
(Cost $18,991,633)		20,244,661
Luxembourg 5.7%
ArcelorMittal SA	118,120	3,110,022
Tenaris SA	78,442	1,243,882
(Cost $4,284,735)		4,353,904
Netherlands 2.3%
Stellantis NV (Cost $2,260,723)	126,604	1,763,047
Singapore 9.2%
DBS Group Holdings Ltd.	40,740	1,208,594
Oversea-Chinese Banking Corp., Ltd.	328,400	3,849,182
United Overseas Bank Ltd.	66,200	1,654,010
Venture Corp. Ltd.	28,700	313,300
(Cost $5,906,245)		7,025,086
Spain 2.9%
Banco Bilbao Vizcaya Argentaria SA	50,418	543,520
Banco Santander SA	323,362	1,654,543
(Cost $1,423,757)		2,198,063
Sweden 3.4%
Volvo AB "B" (Cost $2,423,810)	98,573	2,606,802
Switzerland 9.4%
Cie Financiere Richemont SA "A", (Registered)	12,913	2,039,144
Holcim AG	25,469	2,490,187
Novartis AG (Registered)	17,486	2,015,652
Roche Holding AG (Genusschein)	1,980	630,753
(Cost $5,508,163)		7,175,736
United Kingdom 14.4%
AstraZeneca PLC	1,249	194,838
British American Tobacco PLC	26,688	975,446
Centrica PLC	695,177	1,086,115
easyJet PLC	43,185	300,199
GSK PLC	94,632	1,935,775
HSBC Holdings PLC	206,495	1,850,843
Imperial Brands PLC	17,618	512,566
ITV PLC	612,960	653,116
Lloyds Banking Group PLC	3,756,001	2,949,293
NatWest Group PLC	49,755	228,719
Standard Chartered PLC	24,618	261,125
(Cost $9,304,964)		10,948,035
Total Common Stocks (Cost $64,407,113)		75,140,339

Preferred Stocks 0.4%
Germany
Henkel AG & Co. KGaA (Cost $209,246)	2,921	274,747

Securities Lending Collateral 3.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (b) (c) (Cost $2,394,200)	2,394,200	2,394,200

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.93% (b) (Cost $282,806)	282,806	282,806

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $67,293,365)	102.4	78,092,092
Other Assets and Liabilities, Net	(2.4)	(1,847,757)
Net Assets	100.0	76,244,335
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Securities Lending Collateral 3.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (b) (c)
—	2,394,200 (d)	—	—	—	11,222	—	2,394,200	2,394,200
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 4.93% (b)
478,128	6,334,317	6,529,639	—	—	17,084	—	282,806	282,806
478,128	8,728,517	6,529,639	—	—	28,306	—	2,677,006	2,677,006

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2024 amounted to $2,270,316, which is 3.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2024.

ADR: American Depositary Receipt

At September 30, 2024 the DWS CROCI® International VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	17,867,441	23%
Health Care	16,924,688	22%
Consumer Discretionary	10,041,558	13%
Materials	8,500,885	11%
Industrials	6,074,969	8%
Communication Services	4,923,596	7%
Information Technology	3,454,210	5%
Utilities	3,054,800	4%
Consumer Staples	2,897,379	4%
Energy	1,675,560	2%
Total	75,415,086	99%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,396,463	$—	$2,396,463
Denmark	—	193,385	—	193,385
Finland	—	1,242,132	—	1,242,132
France	—	7,069,178	—	7,069,178
Germany	—	3,927,871	—	3,927,871
Hong Kong	—	1,383,655	—	1,383,655
Israel	717,394	—	—	717,394
Italy	—	1,894,927	—	1,894,927
Japan	—	20,244,661	—	20,244,661
Luxembourg	—	4,353,904	—	4,353,904
Netherlands	—	1,763,047	—	1,763,047
Singapore	—	7,025,086	—	7,025,086
Spain	—	2,198,063	—	2,198,063
Sweden	—	2,606,802	—	2,606,802
Switzerland	—	7,175,736	—	7,175,736
United Kingdom	—	10,948,035	—	10,948,035
Preferred Stocks	—	274,747	—	274,747
Short-Term Investments (a)	2,677,006	—	—	2,677,006
Total	$3,394,400	$74,697,692	$—	$78,092,092

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1cint-PH3
R-080548-2 (1/25)